Annual Fund Operating Expenses - Boyd Watterson Limited Duration Enhanced Income Fund	Oct. 23, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2026
Boyd Watterson Limited Duration Enhanced Income Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.60%
Boyd Watterson Limited Duration Enhanced Income Fund Class I2 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.21%)	[1]
Net Expenses (as a percentage of Assets)	0.41%

[1]	The Fund’s adviser, Boyd Watterson Asset Management, LLC (the “Adviser”), has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 1, 2026, to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding (i) any front end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.60% and 0.41% of average daily net assets attributable to Class I and Class I2, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. These agreements may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser.